Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series VIII
Entity Central Index Key	0000729218
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Fidelity Advisor Overseas Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class M
Trading Symbol	FAERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.27%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.27%
Net Assets	$ 412,238,315
Holdings Count | shares	85
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$412,238,315
Number of Holdings	85
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 29.0 Industrials 26.7 Information Technology 12.8 Health Care 8.3 Materials 6.8 Communication Services 6.5 Consumer Discretionary 5.7 Consumer Staples 1.3 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 18.0 United Kingdom 16.8 Japan 13.6 Germany 12.2 France 11.3 Netherlands 6.4 Italy 4.2 Spain 3.2 Sweden 2.9 Others 11.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 18.0 United Kingdom - 16.8 Japan - 13.6 Germany - 12.2 France - 11.3 Netherlands - 6.4 Italy - 4.2 Spain - 3.2 Sweden - 2.9 Others - 11.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.4 RELX PLC 2.4 Hitachi Ltd 2.3 Allianz SE 2.2 Tokio Marine Holdings Inc 2.2 Safran SA 2.2 London Stock Exchange Group PLC 2.1 Wolters Kluwer NV 2.1 Deutsche Boerse AG 2.0 3i Group PLC 2.0 22.9
Fidelity Advisor International Capital Appreciation Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class A
Trading Symbol	FCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
Net Assets	$ 9,841,053,187
Holdings Count | shares	63
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$9,841,053,187
Number of Holdings	63
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.1 Financials 26.0 Information Technology 17.6 Communication Services 8.5 Consumer Discretionary 8.0 Materials 6.6 Health Care 1.4 Utilities 0.1 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 25.7 Germany 12.3 France 8.6 United Kingdom 8.5 India 7.0 Canada 7.0 Japan 6.0 Netherlands 5.4 Switzerland 4.9 Others 14.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 25.7 Germany - 12.3 France - 8.6 United Kingdom - 8.5 India - 7.0 Canada - 7.0 Japan - 6.0 Netherlands - 5.4 Switzerland - 4.9 Others - 14.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.2 Tencent Holdings Ltd 2.9 SAP SE 2.5 ASML Holding NV 2.2 Shopify Inc Class A (United States) 2.2 Hitachi Ltd 2.1 Rolls-Royce Holdings PLC 2.1 Schneider Electric SE 2.1 Mitsubishi Heavy Industries Ltd 2.0 Sony Group Corp 1.9 24.2
Fidelity Advisor Overseas Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class I
Trading Symbol	FAOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 412,238,315
Holdings Count | shares	85
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$412,238,315
Number of Holdings	85
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 29.0 Industrials 26.7 Information Technology 12.8 Health Care 8.3 Materials 6.8 Communication Services 6.5 Consumer Discretionary 5.7 Consumer Staples 1.3 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 18.0 United Kingdom 16.8 Japan 13.6 Germany 12.2 France 11.3 Netherlands 6.4 Italy 4.2 Spain 3.2 Sweden 2.9 Others 11.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 18.0 United Kingdom - 16.8 Japan - 13.6 Germany - 12.2 France - 11.3 Netherlands - 6.4 Italy - 4.2 Spain - 3.2 Sweden - 2.9 Others - 11.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.4 RELX PLC 2.4 Hitachi Ltd 2.3 Allianz SE 2.2 Tokio Marine Holdings Inc 2.2 Safran SA 2.2 London Stock Exchange Group PLC 2.1 Wolters Kluwer NV 2.1 Deutsche Boerse AG 2.0 3i Group PLC 2.0 22.9
Fidelity Advisor Emerging Asia Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class Z
Trading Symbol	FIQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 436,140,299
Holdings Count | shares	140
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$436,140,299
Number of Holdings	140
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.9 Consumer Discretionary 22.0 Communication Services 14.6 Financials 13.2 Industrials 13.0 Health Care 10.4 Energy 0.9 Consumer Staples 0.5 Materials 0.1 Common Stocks 98.6 Preferred Stocks 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Preferred Stocks - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 China 36.9 India 28.9 Taiwan 15.1 Singapore 6.5 Korea (South) 6.2 Hong Kong 2.4 Indonesia 0.9 United States 0.8 Japan 0.6 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 36.9 India - 28.9 Taiwan - 15.1 Singapore - 6.5 Korea (South) - 6.2 Hong Kong - 2.4 Indonesia - 0.9 United States - 0.8 Japan - 0.6 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.0 Sea Ltd Class A ADR 6.1 Tencent Holdings Ltd 5.8 Eternal Ltd 5.0 PDD Holdings Inc Class A ADR 4.1 MakeMyTrip Ltd 3.9 HDFC Bank Ltd 3.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.0 Advanced Micro-Fabrication Equipment Inc China A Shares (China) 2.7 WuXi XDC Cayman Inc 1.8 45.8
Fidelity Advisor Emerging Asia Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class M
Trading Symbol	FEATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.49%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%
Net Assets	$ 436,140,299
Holdings Count | shares	140
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$436,140,299
Number of Holdings	140
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.9 Consumer Discretionary 22.0 Communication Services 14.6 Financials 13.2 Industrials 13.0 Health Care 10.4 Energy 0.9 Consumer Staples 0.5 Materials 0.1 Common Stocks 98.6 Preferred Stocks 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Preferred Stocks - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 China 36.9 India 28.9 Taiwan 15.1 Singapore 6.5 Korea (South) 6.2 Hong Kong 2.4 Indonesia 0.9 United States 0.8 Japan 0.6 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 36.9 India - 28.9 Taiwan - 15.1 Singapore - 6.5 Korea (South) - 6.2 Hong Kong - 2.4 Indonesia - 0.9 United States - 0.8 Japan - 0.6 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.0 Sea Ltd Class A ADR 6.1 Tencent Holdings Ltd 5.8 Eternal Ltd 5.0 PDD Holdings Inc Class A ADR 4.1 MakeMyTrip Ltd 3.9 HDFC Bank Ltd 3.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.0 Advanced Micro-Fabrication Equipment Inc China A Shares (China) 2.7 WuXi XDC Cayman Inc 1.8 45.8
Fidelity Advisor International Capital Appreciation Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class I
Trading Symbol	FCPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 9,841,053,187
Holdings Count | shares	63
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$9,841,053,187
Number of Holdings	63
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.1 Financials 26.0 Information Technology 17.6 Communication Services 8.5 Consumer Discretionary 8.0 Materials 6.6 Health Care 1.4 Utilities 0.1 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 25.7 Germany 12.3 France 8.6 United Kingdom 8.5 India 7.0 Canada 7.0 Japan 6.0 Netherlands 5.4 Switzerland 4.9 Others 14.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 25.7 Germany - 12.3 France - 8.6 United Kingdom - 8.5 India - 7.0 Canada - 7.0 Japan - 6.0 Netherlands - 5.4 Switzerland - 4.9 Others - 14.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.2 Tencent Holdings Ltd 2.9 SAP SE 2.5 ASML Holding NV 2.2 Shopify Inc Class A (United States) 2.2 Hitachi Ltd 2.1 Rolls-Royce Holdings PLC 2.1 Schneider Electric SE 2.1 Mitsubishi Heavy Industries Ltd 2.0 Sony Group Corp 1.9 24.2
Fidelity Advisor Diversified International Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class Z
Trading Symbol	FZABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 1,440,576,387
Holdings Count | shares	139
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,440,576,387
Number of Holdings	139
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.3 Industrials 27.0 Information Technology 10.9 Health Care 8.9 Materials 8.2 Consumer Discretionary 8.0 Energy 3.0 Communication Services 2.5 Consumer Staples 0.8 Common Stocks 96.0 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 17.6 United Kingdom 15.8 United States 14.5 Germany 11.8 France 9.3 Canada 4.9 Netherlands 4.3 Sweden 3.1 Italy 3.0 Others 15.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.6 United Kingdom - 15.8 United States - 14.5 Germany - 11.8 France - 9.3 Canada - 4.9 Netherlands - 4.3 Sweden - 3.1 Italy - 3.0 Others - 15.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 2.8 Hitachi Ltd 2.6 Allianz SE 2.0 RELX PLC (Netherlands) 1.9 UniCredit SpA 1.9 London Stock Exchange Group PLC 1.8 Rolls-Royce Holdings PLC 1.7 Wolters Kluwer NV 1.6 Astrazeneca PLC 1.6 Mitsubishi Heavy Industries Ltd 1.5 19.4
Fidelity Advisor Global Capital Appreciation Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class M
Trading Symbol	FGETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.55%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.55%
Net Assets	$ 134,591,118
Holdings Count | shares	58
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$134,591,118
Number of Holdings	58
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.2 Industrials 19.5 Information Technology 17.2 Consumer Discretionary 9.4 Communication Services 6.9 Health Care 4.7 Materials 2.8 Energy 2.7 Consumer Staples 1.2 Common Stocks 92.1 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 7.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.1 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 7.4 United States 76.6 China 4.4 Japan 3.0 India 2.7 Taiwan 2.1 Germany 1.8 Denmark 1.5 Canada 1.3 United Kingdom 1.3 Others 5.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 76.6 China - 4.4 Japan - 3.0 India - 2.7 Taiwan - 2.1 Germany - 1.8 Denmark - 1.5 Canada - 1.3 United Kingdom - 1.3 Others - 5.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 5.1 Amazon.com Inc 4.4 Meta Platforms Inc Class A 3.8 Visa Inc Class A 3.2 NVIDIA Corp 3.0 Mastercard Inc Class A 3.0 Hitachi Ltd 3.0 JPMorgan Chase & Co 2.8 Boston Scientific Corp 2.8 Charles Schwab Corp/The 2.4 33.5
Fidelity Advisor International Capital Appreciation Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class C
Trading Symbol	FCPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.89%
Net Assets	$ 9,841,053,187
Holdings Count | shares	63
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$9,841,053,187
Number of Holdings	63
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.1 Financials 26.0 Information Technology 17.6 Communication Services 8.5 Consumer Discretionary 8.0 Materials 6.6 Health Care 1.4 Utilities 0.1 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 25.7 Germany 12.3 France 8.6 United Kingdom 8.5 India 7.0 Canada 7.0 Japan 6.0 Netherlands 5.4 Switzerland 4.9 Others 14.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 25.7 Germany - 12.3 France - 8.6 United Kingdom - 8.5 India - 7.0 Canada - 7.0 Japan - 6.0 Netherlands - 5.4 Switzerland - 4.9 Others - 14.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.2 Tencent Holdings Ltd 2.9 SAP SE 2.5 ASML Holding NV 2.2 Shopify Inc Class A (United States) 2.2 Hitachi Ltd 2.1 Rolls-Royce Holdings PLC 2.1 Schneider Electric SE 2.1 Mitsubishi Heavy Industries Ltd 2.0 Sony Group Corp 1.9 24.2
Fidelity Advisor Focused Emerging Markets Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class C
Trading Symbol	FMCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 95	1.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.93%
Net Assets	$ 7,291,683,869
Holdings Count | shares	56
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$7,291,683,869
Number of Holdings	56
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Information Technology 16.1 Consumer Discretionary 13.5 Communication Services 11.3 Industrials 10.4 Materials 9.9 Consumer Staples 5.4 Health Care 4.7 Energy 3.3 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 China 32.8 Taiwan 10.9 Korea (South) 9.3 India 8.6 Brazil 8.5 Mexico 7.8 South Africa 4.0 Greece 3.4 Hungary 2.9 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 32.8 Taiwan - 10.9 Korea (South) - 9.3 India - 8.6 Brazil - 8.5 Mexico - 7.8 South Africa - 4.0 Greece - 3.4 Hungary - 2.9 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 9.3 Samsung Electronics Co Ltd 6.4 Taiwan Semiconductor Manufacturing Co Ltd 5.8 Alibaba Group Holding Ltd ADR 4.1 Wal-Mart de Mexico SAB de CV Series V 3.9 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.7 China Life Insurance Co Ltd H Shares 2.6 Itau Unibanco Holding SA 2.5 HDFC Bank Ltd 2.5 Credicorp Ltd 2.2 42.0
Fidelity Advisor Diversified International Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class M
Trading Symbol	FADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.37%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.37%
Net Assets	$ 1,440,576,387
Holdings Count | shares	139
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,440,576,387
Number of Holdings	139
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.3 Industrials 27.0 Information Technology 10.9 Health Care 8.9 Materials 8.2 Consumer Discretionary 8.0 Energy 3.0 Communication Services 2.5 Consumer Staples 0.8 Common Stocks 96.0 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 17.6 United Kingdom 15.8 United States 14.5 Germany 11.8 France 9.3 Canada 4.9 Netherlands 4.3 Sweden 3.1 Italy 3.0 Others 15.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.6 United Kingdom - 15.8 United States - 14.5 Germany - 11.8 France - 9.3 Canada - 4.9 Netherlands - 4.3 Sweden - 3.1 Italy - 3.0 Others - 15.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 2.8 Hitachi Ltd 2.6 Allianz SE 2.0 RELX PLC (Netherlands) 1.9 UniCredit SpA 1.9 London Stock Exchange Group PLC 1.8 Rolls-Royce Holdings PLC 1.7 Wolters Kluwer NV 1.6 Astrazeneca PLC 1.6 Mitsubishi Heavy Industries Ltd 1.5 19.4
Fidelity Advisor Global Capital Appreciation Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class I
Trading Symbol	FEUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	1.05%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Net Assets	$ 134,591,118
Holdings Count | shares	58
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$134,591,118
Number of Holdings	58
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.2 Industrials 19.5 Information Technology 17.2 Consumer Discretionary 9.4 Communication Services 6.9 Health Care 4.7 Materials 2.8 Energy 2.7 Consumer Staples 1.2 Common Stocks 92.1 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 7.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.1 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 7.4 United States 76.6 China 4.4 Japan 3.0 India 2.7 Taiwan 2.1 Germany 1.8 Denmark 1.5 Canada 1.3 United Kingdom 1.3 Others 5.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 76.6 China - 4.4 Japan - 3.0 India - 2.7 Taiwan - 2.1 Germany - 1.8 Denmark - 1.5 Canada - 1.3 United Kingdom - 1.3 Others - 5.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 5.1 Amazon.com Inc 4.4 Meta Platforms Inc Class A 3.8 Visa Inc Class A 3.2 NVIDIA Corp 3.0 Mastercard Inc Class A 3.0 Hitachi Ltd 3.0 JPMorgan Chase & Co 2.8 Boston Scientific Corp 2.8 Charles Schwab Corp/The 2.4 33.5
Fidelity Advisor Global Capital Appreciation Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class C
Trading Symbol	FEUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	2.05%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.05%
Net Assets	$ 134,591,118
Holdings Count | shares	58
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$134,591,118
Number of Holdings	58
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.2 Industrials 19.5 Information Technology 17.2 Consumer Discretionary 9.4 Communication Services 6.9 Health Care 4.7 Materials 2.8 Energy 2.7 Consumer Staples 1.2 Common Stocks 92.1 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 7.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.1 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 7.4 United States 76.6 China 4.4 Japan 3.0 India 2.7 Taiwan 2.1 Germany 1.8 Denmark 1.5 Canada 1.3 United Kingdom 1.3 Others 5.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 76.6 China - 4.4 Japan - 3.0 India - 2.7 Taiwan - 2.1 Germany - 1.8 Denmark - 1.5 Canada - 1.3 United Kingdom - 1.3 Others - 5.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 5.1 Amazon.com Inc 4.4 Meta Platforms Inc Class A 3.8 Visa Inc Class A 3.2 NVIDIA Corp 3.0 Mastercard Inc Class A 3.0 Hitachi Ltd 3.0 JPMorgan Chase & Co 2.8 Boston Scientific Corp 2.8 Charles Schwab Corp/The 2.4 33.5
Fidelity Advisor Value Leaders Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Leaders Fund
Class Name	Fidelity Advisor® Value Leaders Fund Class C
Trading Symbol	FVLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.90%
Net Assets	$ 27,533,427
Holdings Count | shares	35
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$27,533,427
Number of Holdings	35
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.4 Health Care 22.3 Energy 11.2 Industrials 10.7 Consumer Staples 10.4 Information Technology 5.8 Utilities 4.5 Consumer Discretionary 4.1 Communication Services 4.1 Materials 2.4 Common Stocks 96.6 Preferred Stocks 2.3 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 88.2 United Kingdom 5.6 Canada 3.9 Korea (South) 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.2 United Kingdom - 5.6 Canada - 3.9 Korea (South) - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Cigna Group/The 7.9 Centene Corp 5.6 Bank of America Corp 5.3 UnitedHealth Group Inc 5.0 Shell PLC ADR 5.0 Exxon Mobil Corp 4.8 Keurig Dr Pepper Inc 4.2 The Travelers Companies, Inc. 4.2 H&R Block Inc 4.1 Chubb Ltd 3.5 49.6
Fidelity Advisor Diversified International Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class A
Trading Symbol	FDVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Net Assets	$ 1,440,576,387
Holdings Count | shares	139
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,440,576,387
Number of Holdings	139
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.3 Industrials 27.0 Information Technology 10.9 Health Care 8.9 Materials 8.2 Consumer Discretionary 8.0 Energy 3.0 Communication Services 2.5 Consumer Staples 0.8 Common Stocks 96.0 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 17.6 United Kingdom 15.8 United States 14.5 Germany 11.8 France 9.3 Canada 4.9 Netherlands 4.3 Sweden 3.1 Italy 3.0 Others 15.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.6 United Kingdom - 15.8 United States - 14.5 Germany - 11.8 France - 9.3 Canada - 4.9 Netherlands - 4.3 Sweden - 3.1 Italy - 3.0 Others - 15.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 2.8 Hitachi Ltd 2.6 Allianz SE 2.0 RELX PLC (Netherlands) 1.9 UniCredit SpA 1.9 London Stock Exchange Group PLC 1.8 Rolls-Royce Holdings PLC 1.7 Wolters Kluwer NV 1.6 Astrazeneca PLC 1.6 Mitsubishi Heavy Industries Ltd 1.5 19.4
Fidelity Advisor Focused Emerging Markets Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class I
Trading Symbol	FIMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Net Assets	$ 7,291,683,869
Holdings Count | shares	56
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$7,291,683,869
Number of Holdings	56
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Information Technology 16.1 Consumer Discretionary 13.5 Communication Services 11.3 Industrials 10.4 Materials 9.9 Consumer Staples 5.4 Health Care 4.7 Energy 3.3 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 China 32.8 Taiwan 10.9 Korea (South) 9.3 India 8.6 Brazil 8.5 Mexico 7.8 South Africa 4.0 Greece 3.4 Hungary 2.9 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 32.8 Taiwan - 10.9 Korea (South) - 9.3 India - 8.6 Brazil - 8.5 Mexico - 7.8 South Africa - 4.0 Greece - 3.4 Hungary - 2.9 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 9.3 Samsung Electronics Co Ltd 6.4 Taiwan Semiconductor Manufacturing Co Ltd 5.8 Alibaba Group Holding Ltd ADR 4.1 Wal-Mart de Mexico SAB de CV Series V 3.9 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.7 China Life Insurance Co Ltd H Shares 2.6 Itau Unibanco Holding SA 2.5 HDFC Bank Ltd 2.5 Credicorp Ltd 2.2 42.0
Fidelity Advisor Focused Emerging Markets Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class Z
Trading Symbol	FZAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Net Assets	$ 7,291,683,869
Holdings Count | shares	56
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$7,291,683,869
Number of Holdings	56
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Information Technology 16.1 Consumer Discretionary 13.5 Communication Services 11.3 Industrials 10.4 Materials 9.9 Consumer Staples 5.4 Health Care 4.7 Energy 3.3 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 China 32.8 Taiwan 10.9 Korea (South) 9.3 India 8.6 Brazil 8.5 Mexico 7.8 South Africa 4.0 Greece 3.4 Hungary 2.9 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 32.8 Taiwan - 10.9 Korea (South) - 9.3 India - 8.6 Brazil - 8.5 Mexico - 7.8 South Africa - 4.0 Greece - 3.4 Hungary - 2.9 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 9.3 Samsung Electronics Co Ltd 6.4 Taiwan Semiconductor Manufacturing Co Ltd 5.8 Alibaba Group Holding Ltd ADR 4.1 Wal-Mart de Mexico SAB de CV Series V 3.9 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.7 China Life Insurance Co Ltd H Shares 2.6 Itau Unibanco Holding SA 2.5 HDFC Bank Ltd 2.5 Credicorp Ltd 2.2 42.0
Fidelity Advisor Value Leaders Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Leaders Fund
Class Name	Fidelity Advisor® Value Leaders Fund Class M
Trading Symbol	FVLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.39%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.39%
Net Assets	$ 27,533,427
Holdings Count | shares	35
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$27,533,427
Number of Holdings	35
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.4 Health Care 22.3 Energy 11.2 Industrials 10.7 Consumer Staples 10.4 Information Technology 5.8 Utilities 4.5 Consumer Discretionary 4.1 Communication Services 4.1 Materials 2.4 Common Stocks 96.6 Preferred Stocks 2.3 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 88.2 United Kingdom 5.6 Canada 3.9 Korea (South) 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.2 United Kingdom - 5.6 Canada - 3.9 Korea (South) - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Cigna Group/The 7.9 Centene Corp 5.6 Bank of America Corp 5.3 UnitedHealth Group Inc 5.0 Shell PLC ADR 5.0 Exxon Mobil Corp 4.8 Keurig Dr Pepper Inc 4.2 The Travelers Companies, Inc. 4.2 H&R Block Inc 4.1 Chubb Ltd 3.5 49.6
Fidelity Advisor Focused Emerging Markets Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class M
Trading Symbol	FTMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 71	1.43%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
Net Assets	$ 7,291,683,869
Holdings Count | shares	56
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$7,291,683,869
Number of Holdings	56
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Information Technology 16.1 Consumer Discretionary 13.5 Communication Services 11.3 Industrials 10.4 Materials 9.9 Consumer Staples 5.4 Health Care 4.7 Energy 3.3 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 China 32.8 Taiwan 10.9 Korea (South) 9.3 India 8.6 Brazil 8.5 Mexico 7.8 South Africa 4.0 Greece 3.4 Hungary 2.9 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 32.8 Taiwan - 10.9 Korea (South) - 9.3 India - 8.6 Brazil - 8.5 Mexico - 7.8 South Africa - 4.0 Greece - 3.4 Hungary - 2.9 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 9.3 Samsung Electronics Co Ltd 6.4 Taiwan Semiconductor Manufacturing Co Ltd 5.8 Alibaba Group Holding Ltd ADR 4.1 Wal-Mart de Mexico SAB de CV Series V 3.9 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.7 China Life Insurance Co Ltd H Shares 2.6 Itau Unibanco Holding SA 2.5 HDFC Bank Ltd 2.5 Credicorp Ltd 2.2 42.0
Fidelity Advisor Overseas Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class C
Trading Symbol	FAOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.80%
Net Assets	$ 412,238,315
Holdings Count | shares	85
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$412,238,315
Number of Holdings	85
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 29.0 Industrials 26.7 Information Technology 12.8 Health Care 8.3 Materials 6.8 Communication Services 6.5 Consumer Discretionary 5.7 Consumer Staples 1.3 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 18.0 United Kingdom 16.8 Japan 13.6 Germany 12.2 France 11.3 Netherlands 6.4 Italy 4.2 Spain 3.2 Sweden 2.9 Others 11.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 18.0 United Kingdom - 16.8 Japan - 13.6 Germany - 12.2 France - 11.3 Netherlands - 6.4 Italy - 4.2 Spain - 3.2 Sweden - 2.9 Others - 11.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.4 RELX PLC 2.4 Hitachi Ltd 2.3 Allianz SE 2.2 Tokio Marine Holdings Inc 2.2 Safran SA 2.2 London Stock Exchange Group PLC 2.1 Wolters Kluwer NV 2.1 Deutsche Boerse AG 2.0 3i Group PLC 2.0 22.9
Fidelity Advisor Emerging Asia Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class I
Trading Symbol	FERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 436,140,299
Holdings Count | shares	140
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$436,140,299
Number of Holdings	140
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.9 Consumer Discretionary 22.0 Communication Services 14.6 Financials 13.2 Industrials 13.0 Health Care 10.4 Energy 0.9 Consumer Staples 0.5 Materials 0.1 Common Stocks 98.6 Preferred Stocks 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Preferred Stocks - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 China 36.9 India 28.9 Taiwan 15.1 Singapore 6.5 Korea (South) 6.2 Hong Kong 2.4 Indonesia 0.9 United States 0.8 Japan 0.6 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 36.9 India - 28.9 Taiwan - 15.1 Singapore - 6.5 Korea (South) - 6.2 Hong Kong - 2.4 Indonesia - 0.9 United States - 0.8 Japan - 0.6 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.0 Sea Ltd Class A ADR 6.1 Tencent Holdings Ltd 5.8 Eternal Ltd 5.0 PDD Holdings Inc Class A ADR 4.1 MakeMyTrip Ltd 3.9 HDFC Bank Ltd 3.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.0 Advanced Micro-Fabrication Equipment Inc China A Shares (China) 2.7 WuXi XDC Cayman Inc 1.8 45.8
Fidelity Advisor International Capital Appreciation Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class Z
Trading Symbol	FIDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 9,841,053,187
Holdings Count | shares	63
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$9,841,053,187
Number of Holdings	63
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.1 Financials 26.0 Information Technology 17.6 Communication Services 8.5 Consumer Discretionary 8.0 Materials 6.6 Health Care 1.4 Utilities 0.1 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 25.7 Germany 12.3 France 8.6 United Kingdom 8.5 India 7.0 Canada 7.0 Japan 6.0 Netherlands 5.4 Switzerland 4.9 Others 14.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 25.7 Germany - 12.3 France - 8.6 United Kingdom - 8.5 India - 7.0 Canada - 7.0 Japan - 6.0 Netherlands - 5.4 Switzerland - 4.9 Others - 14.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.2 Tencent Holdings Ltd 2.9 SAP SE 2.5 ASML Holding NV 2.2 Shopify Inc Class A (United States) 2.2 Hitachi Ltd 2.1 Rolls-Royce Holdings PLC 2.1 Schneider Electric SE 2.1 Mitsubishi Heavy Industries Ltd 2.0 Sony Group Corp 1.9 24.2
Fidelity Advisor Emerging Asia Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class C
Trading Symbol	FERCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.98%
Net Assets	$ 436,140,299
Holdings Count | shares	140
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$436,140,299
Number of Holdings	140
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.9 Consumer Discretionary 22.0 Communication Services 14.6 Financials 13.2 Industrials 13.0 Health Care 10.4 Energy 0.9 Consumer Staples 0.5 Materials 0.1 Common Stocks 98.6 Preferred Stocks 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Preferred Stocks - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 China 36.9 India 28.9 Taiwan 15.1 Singapore 6.5 Korea (South) 6.2 Hong Kong 2.4 Indonesia 0.9 United States 0.8 Japan 0.6 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 36.9 India - 28.9 Taiwan - 15.1 Singapore - 6.5 Korea (South) - 6.2 Hong Kong - 2.4 Indonesia - 0.9 United States - 0.8 Japan - 0.6 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.0 Sea Ltd Class A ADR 6.1 Tencent Holdings Ltd 5.8 Eternal Ltd 5.0 PDD Holdings Inc Class A ADR 4.1 MakeMyTrip Ltd 3.9 HDFC Bank Ltd 3.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.0 Advanced Micro-Fabrication Equipment Inc China A Shares (China) 2.7 WuXi XDC Cayman Inc 1.8 45.8
Fidelity Advisor Overseas Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class Z
Trading Symbol	FAOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 412,238,315
Holdings Count | shares	85
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$412,238,315
Number of Holdings	85
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 29.0 Industrials 26.7 Information Technology 12.8 Health Care 8.3 Materials 6.8 Communication Services 6.5 Consumer Discretionary 5.7 Consumer Staples 1.3 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 18.0 United Kingdom 16.8 Japan 13.6 Germany 12.2 France 11.3 Netherlands 6.4 Italy 4.2 Spain 3.2 Sweden 2.9 Others 11.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 18.0 United Kingdom - 16.8 Japan - 13.6 Germany - 12.2 France - 11.3 Netherlands - 6.4 Italy - 4.2 Spain - 3.2 Sweden - 2.9 Others - 11.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.4 RELX PLC 2.4 Hitachi Ltd 2.3 Allianz SE 2.2 Tokio Marine Holdings Inc 2.2 Safran SA 2.2 London Stock Exchange Group PLC 2.1 Wolters Kluwer NV 2.1 Deutsche Boerse AG 2.0 3i Group PLC 2.0 22.9
Fidelity Advisor Focused Emerging Markets Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class A
Trading Symbol	FAMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.18%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%
Net Assets	$ 7,291,683,869
Holdings Count | shares	56
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$7,291,683,869
Number of Holdings	56
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Information Technology 16.1 Consumer Discretionary 13.5 Communication Services 11.3 Industrials 10.4 Materials 9.9 Consumer Staples 5.4 Health Care 4.7 Energy 3.3 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 China 32.8 Taiwan 10.9 Korea (South) 9.3 India 8.6 Brazil 8.5 Mexico 7.8 South Africa 4.0 Greece 3.4 Hungary 2.9 Others 11.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 32.8 Taiwan - 10.9 Korea (South) - 9.3 India - 8.6 Brazil - 8.5 Mexico - 7.8 South Africa - 4.0 Greece - 3.4 Hungary - 2.9 Others - 11.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 9.3 Samsung Electronics Co Ltd 6.4 Taiwan Semiconductor Manufacturing Co Ltd 5.8 Alibaba Group Holding Ltd ADR 4.1 Wal-Mart de Mexico SAB de CV Series V 3.9 Shenzhen Inovance Technology Co Ltd A Shares (China) 2.7 China Life Insurance Co Ltd H Shares 2.6 Itau Unibanco Holding SA 2.5 HDFC Bank Ltd 2.5 Credicorp Ltd 2.2 42.0
Fidelity Advisor Value Leaders Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Leaders Fund
Class Name	Fidelity Advisor® Value Leaders Fund Class A
Trading Symbol	FVLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	1.15%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
Net Assets	$ 27,533,427
Holdings Count | shares	35
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$27,533,427
Number of Holdings	35
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.4 Health Care 22.3 Energy 11.2 Industrials 10.7 Consumer Staples 10.4 Information Technology 5.8 Utilities 4.5 Consumer Discretionary 4.1 Communication Services 4.1 Materials 2.4 Common Stocks 96.6 Preferred Stocks 2.3 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 88.2 United Kingdom 5.6 Canada 3.9 Korea (South) 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.2 United Kingdom - 5.6 Canada - 3.9 Korea (South) - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Cigna Group/The 7.9 Centene Corp 5.6 Bank of America Corp 5.3 UnitedHealth Group Inc 5.0 Shell PLC ADR 5.0 Exxon Mobil Corp 4.8 Keurig Dr Pepper Inc 4.2 The Travelers Companies, Inc. 4.2 H&R Block Inc 4.1 Chubb Ltd 3.5 49.6
Fidelity Advisor Overseas Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class A
Trading Symbol	FAOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 412,238,315
Holdings Count | shares	85
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$412,238,315
Number of Holdings	85
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 29.0 Industrials 26.7 Information Technology 12.8 Health Care 8.3 Materials 6.8 Communication Services 6.5 Consumer Discretionary 5.7 Consumer Staples 1.3 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 18.0 United Kingdom 16.8 Japan 13.6 Germany 12.2 France 11.3 Netherlands 6.4 Italy 4.2 Spain 3.2 Sweden 2.9 Others 11.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 18.0 United Kingdom - 16.8 Japan - 13.6 Germany - 12.2 France - 11.3 Netherlands - 6.4 Italy - 4.2 Spain - 3.2 Sweden - 2.9 Others - 11.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.4 RELX PLC 2.4 Hitachi Ltd 2.3 Allianz SE 2.2 Tokio Marine Holdings Inc 2.2 Safran SA 2.2 London Stock Exchange Group PLC 2.1 Wolters Kluwer NV 2.1 Deutsche Boerse AG 2.0 3i Group PLC 2.0 22.9
Fidelity Advisor Global Capital Appreciation Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class A
Trading Symbol	FGEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	1.30%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%
Net Assets	$ 134,591,118
Holdings Count | shares	58
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$134,591,118
Number of Holdings	58
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.2 Industrials 19.5 Information Technology 17.2 Consumer Discretionary 9.4 Communication Services 6.9 Health Care 4.7 Materials 2.8 Energy 2.7 Consumer Staples 1.2 Common Stocks 92.1 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 7.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.1 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 7.4 United States 76.6 China 4.4 Japan 3.0 India 2.7 Taiwan 2.1 Germany 1.8 Denmark 1.5 Canada 1.3 United Kingdom 1.3 Others 5.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 76.6 China - 4.4 Japan - 3.0 India - 2.7 Taiwan - 2.1 Germany - 1.8 Denmark - 1.5 Canada - 1.3 United Kingdom - 1.3 Others - 5.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 5.1 Amazon.com Inc 4.4 Meta Platforms Inc Class A 3.8 Visa Inc Class A 3.2 NVIDIA Corp 3.0 Mastercard Inc Class A 3.0 Hitachi Ltd 3.0 JPMorgan Chase & Co 2.8 Boston Scientific Corp 2.8 Charles Schwab Corp/The 2.4 33.5
Fidelity Advisor Emerging Asia Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class A
Trading Symbol	FEAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 436,140,299
Holdings Count | shares	140
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$436,140,299
Number of Holdings	140
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.9 Consumer Discretionary 22.0 Communication Services 14.6 Financials 13.2 Industrials 13.0 Health Care 10.4 Energy 0.9 Consumer Staples 0.5 Materials 0.1 Common Stocks 98.6 Preferred Stocks 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Preferred Stocks - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 China 36.9 India 28.9 Taiwan 15.1 Singapore 6.5 Korea (South) 6.2 Hong Kong 2.4 Indonesia 0.9 United States 0.8 Japan 0.6 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 36.9 India - 28.9 Taiwan - 15.1 Singapore - 6.5 Korea (South) - 6.2 Hong Kong - 2.4 Indonesia - 0.9 United States - 0.8 Japan - 0.6 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.0 Sea Ltd Class A ADR 6.1 Tencent Holdings Ltd 5.8 Eternal Ltd 5.0 PDD Holdings Inc Class A ADR 4.1 MakeMyTrip Ltd 3.9 HDFC Bank Ltd 3.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.0 Advanced Micro-Fabrication Equipment Inc China A Shares (China) 2.7 WuXi XDC Cayman Inc 1.8 45.8
Fidelity Advisor Value Leaders Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Leaders Fund
Class Name	Fidelity Advisor® Value Leaders Fund Class I
Trading Symbol	FVLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Net Assets	$ 27,533,427
Holdings Count | shares	35
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$27,533,427
Number of Holdings	35
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.4 Health Care 22.3 Energy 11.2 Industrials 10.7 Consumer Staples 10.4 Information Technology 5.8 Utilities 4.5 Consumer Discretionary 4.1 Communication Services 4.1 Materials 2.4 Common Stocks 96.6 Preferred Stocks 2.3 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 88.2 United Kingdom 5.6 Canada 3.9 Korea (South) 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.2 United Kingdom - 5.6 Canada - 3.9 Korea (South) - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Cigna Group/The 7.9 Centene Corp 5.6 Bank of America Corp 5.3 UnitedHealth Group Inc 5.0 Shell PLC ADR 5.0 Exxon Mobil Corp 4.8 Keurig Dr Pepper Inc 4.2 The Travelers Companies, Inc. 4.2 H&R Block Inc 4.1 Chubb Ltd 3.5 49.6
Fidelity Advisor International Capital Appreciation Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class M
Trading Symbol	FIATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 71	1.39%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.39%
Net Assets	$ 9,841,053,187
Holdings Count | shares	63
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$9,841,053,187
Number of Holdings	63
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.1 Financials 26.0 Information Technology 17.6 Communication Services 8.5 Consumer Discretionary 8.0 Materials 6.6 Health Care 1.4 Utilities 0.1 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 25.7 Germany 12.3 France 8.6 United Kingdom 8.5 India 7.0 Canada 7.0 Japan 6.0 Netherlands 5.4 Switzerland 4.9 Others 14.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 25.7 Germany - 12.3 France - 8.6 United Kingdom - 8.5 India - 7.0 Canada - 7.0 Japan - 6.0 Netherlands - 5.4 Switzerland - 4.9 Others - 14.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.2 Tencent Holdings Ltd 2.9 SAP SE 2.5 ASML Holding NV 2.2 Shopify Inc Class A (United States) 2.2 Hitachi Ltd 2.1 Rolls-Royce Holdings PLC 2.1 Schneider Electric SE 2.1 Mitsubishi Heavy Industries Ltd 2.0 Sony Group Corp 1.9 24.2
Fidelity Advisor Diversified International Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class I
Trading Symbol	FDVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 1,440,576,387
Holdings Count | shares	139
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,440,576,387
Number of Holdings	139
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.3 Industrials 27.0 Information Technology 10.9 Health Care 8.9 Materials 8.2 Consumer Discretionary 8.0 Energy 3.0 Communication Services 2.5 Consumer Staples 0.8 Common Stocks 96.0 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 17.6 United Kingdom 15.8 United States 14.5 Germany 11.8 France 9.3 Canada 4.9 Netherlands 4.3 Sweden 3.1 Italy 3.0 Others 15.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.6 United Kingdom - 15.8 United States - 14.5 Germany - 11.8 France - 9.3 Canada - 4.9 Netherlands - 4.3 Sweden - 3.1 Italy - 3.0 Others - 15.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 2.8 Hitachi Ltd 2.6 Allianz SE 2.0 RELX PLC (Netherlands) 1.9 UniCredit SpA 1.9 London Stock Exchange Group PLC 1.8 Rolls-Royce Holdings PLC 1.7 Wolters Kluwer NV 1.6 Astrazeneca PLC 1.6 Mitsubishi Heavy Industries Ltd 1.5 19.4
Fidelity Advisor Diversified International Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class C
Trading Symbol	FADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 95	1.87%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.87%
Net Assets	$ 1,440,576,387
Holdings Count | shares	139
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,440,576,387
Number of Holdings	139
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.3 Industrials 27.0 Information Technology 10.9 Health Care 8.9 Materials 8.2 Consumer Discretionary 8.0 Energy 3.0 Communication Services 2.5 Consumer Staples 0.8 Common Stocks 96.0 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 17.6 United Kingdom 15.8 United States 14.5 Germany 11.8 France 9.3 Canada 4.9 Netherlands 4.3 Sweden 3.1 Italy 3.0 Others 15.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.6 United Kingdom - 15.8 United States - 14.5 Germany - 11.8 France - 9.3 Canada - 4.9 Netherlands - 4.3 Sweden - 3.1 Italy - 3.0 Others - 15.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 2.8 Hitachi Ltd 2.6 Allianz SE 2.0 RELX PLC (Netherlands) 1.9 UniCredit SpA 1.9 London Stock Exchange Group PLC 1.8 Rolls-Royce Holdings PLC 1.7 Wolters Kluwer NV 1.6 Astrazeneca PLC 1.6 Mitsubishi Heavy Industries Ltd 1.5 19.4